NOTE 1: NATURE OF OPERATIONS AND GOING CONCERN (Details Narrative) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Working capital deficiency	$ 3,070,900	$ 5,278,030
Retained earnings	$ (9,369,941)	$ (5,580,023)
Adira
Statement Line Items [Line Items]
Share consolidation, reverse take-over	6.726254